UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-5276
                                    --------

Value Line Strategic Asset Management Trust
----------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: December 31, 2003
                          -----------------

Item 1.  Reports to Stockholders.
-------  ------------------------

         A copy of the Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics.
-------  ---------------

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.
-------  ---------------------------------------
         (a)      Audit Fees 2003 - $29,140; Audit Fees 2002 - $39,074
         (b)      Audit-Related fees - None
         (c)      Tax Preparation Fees 2003 - $7,040; Tax Preparation Fees 2002
                  - $4,020
         (d)      All Other Fees - None
         (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2003 and 2002 were pre-approved by the committee.
         (e)      (2) not applicable. (f) Not applicable.
         (g) Aggregate Non-Audit Fees 2003 - $7,040; Aggregate Non-Audit Fees 2002 - $4,020
         (h)      Not applicable.


Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b)      (1)      Certification pursuant to Rule 30a-2 under the
                           Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906-CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Value Line Strategic Asset Management Trust.

By    /s/ Jean B. Buttner
      ---------------------------------
      Jean B. Buttner, President


Date: March 8, 2004
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: March 8, 2004
      ---------------------------------

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

                                 [GROUP PHOTO]

Stephen E. Grant (seated), Senior Portfolio Manager, SAM Team Leader; Nancy L. Bendig, Senior Portfolio Manager; Jeffrey D. Geffen, Senior Portfolio
Manager -- Director of Fixed Income

OBJECTIVE: High total investment return consistent with reasonable risk.

PORTFOLIO: Stocks, bonds and money market instruments

INCEPTION: October 1, 1987

NET ASSETS AT DECEMBER 31, 2003: $788,773,481

Q:   HOW DID THE VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST PERFORM IN 2003?

A: The Trust earned a total return of 16.53%(1) in 2003. This compared with a total return of 28.68% for the S&P 500 Index(2) and a total return of 4.67% for the Lehman Brothers Government/Credit Bond Index.(3) Since its inception over 16 years ago, the Trust remains overall ahead of both these benchmarks, with an average annual total return of 11.28%. At the same time, the portfolio's sizable holdings of bonds and cash have kept risk down to a moderate level.

Q:   WHAT FACTORS AFFECTED THE TRUST'S PERFORMANCE LAST YEAR?

A: The Trust's asset allocation helped performance. In a strong year for the stock market, the portfolio allocated a greater than average proportion of assets to stocks. About 80% of assets were in stocks in the opening months of the year. As the market rallied, we gradually cut back the allocation, ending the year with stocks at 63% of assets. Allocation to bonds stayed about 10%-12% of assets throughout the year. Asset allocation for the Trust is determined by Value Line's proprietary stock market and bond market models, which incorporate a number of economic and financial variables. Among other factors, falling interest rates were a plus for the stock model in the early months of 2003, but rising stock prices then caused the model to become less positive toward the market.

--------------------------------------------------------------------------------
"The Trust's asset allocation helped performance. In a strong year for the stock market, the portfolio allocated a greater than average proportion of assets to stocks."
--------------------------------------------------------------------------------

     As to individual stock selection, the Trust's portfolio essentially kept pace with the S&P 500. In selecting stocks, we rely on the Value Line Timeliness Ranking System, which favors companies with strong relative earnings momentum and strong relative stock price momentum. It was a difficult year for the Ranking System to keep up with the market averages, because the losers of prior years (those companies that had lagging earnings and stock price momentum, particularly in the technology sector) became the biggest winners in 2003.

Q:   WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

A: The stock market's large comeback last year has removed some of the appreciation potential for 2004. Our models are expecting both the stock market and the bond market to generate returns no better than the long-term averages for these markets. Hence, the Trust currently maintains an essentially neutral asset allocation.

--------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the data quoted.

(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(3) The Lehman Brothers Government/Credit Bond Index, is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Brothers Government/Credit Bond Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.


--------------------------------------------------------------------------------
                                                                              13

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                      LOGO

To give you a comparison, the chart above shows the performance of a $10,000 investment made in The Value Line Strategic Asset Management Trust, the S&P 500 Index, and The Lehman Brothers Government/Credit Bond Index.

                    PORTFOLIO COMPOSITION BY ECONOMIC SECTOR
                            AS OF DECEMBER 31, 2003

                                  [PIE CHART]

Fixed Income                    12.7%
Cash & Equivalents              24.1%
Equity                          63.2%

---------------------------------------------------
       TOP TEN COMMON STOCK HOLDINGS AS OF
                 DECEMBER 31, 2003
        (HOLDINGS ARE SUBJECT TO CHANGE)

      Percentage of
      Company
      Total Net Assets
---------------------------------------------------
1.    Varian Medical Systems, Inc.             1.5%
---------------------------------------------------
2.    International Game Technology            1.3%
---------------------------------------------------
3.    3M Co.                                   1.2%
---------------------------------------------------
4.    Forest Laboratories, Inc.                1.2%
---------------------------------------------------
5.    Procter & Gamble Co.                     1.1%
---------------------------------------------------
6.    Wellpoint Health Networks, Inc.          1.1%
---------------------------------------------------
7.    Bed Bath & Beyond, Inc.                  1.1%
---------------------------------------------------
8.    Wal-Mart Stores, Inc.                    1.0%
---------------------------------------------------
9.    Brinker Intl, Inc.                       0.9%
---------------------------------------------------
10.   Sysco Corp.                              0.9%
---------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2003
                                              INCEPTION                                                SINCE
                                                 DATE    1 YEAR     3 YEARS   5 YEARS   10 YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust    10/1/87    16.53%     -3.90%     2.38%     8.92%       11.28%
---------------------------------------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Current performance may be lower or higher than the data quoted.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
14

/ / Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

December 31, 2003

COMMON STOCKS -- 63.2%
Shares                                                                  Value
-----------------------------------------------------------------------------
ADVERTISING -- 0.2%
    40,000   R.H. Donnelley Corp.*                                $ 1,593,600
-----------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.3%
    66,000   Rockwell Collins, Inc.                                 1,981,980
-----------------------------------------------------------------------------
AIR TRANSPORT -- 0.3%
    33,000   FedEx Corp.                                            2,227,500
-----------------------------------------------------------------------------
APPAREL -- 0.2%
    41,000   Liz Claiborne, Inc.                                    1,453,860
-----------------------------------------------------------------------------
AUTO PARTS -- 2.1%
    22,300   Advance Auto Parts, Inc.*                              1,815,220
    81,000   American Axle & Manufacturing Holdings, Inc.*          3,274,020
    30,000   Autoliv Inc.                                           1,129,500
    72,000   Gentex Corp.                                           3,179,520
    42,000   Johnson Controls, Inc.                                 4,877,040
    12,000   Lear Corp.                                               735,960
    18,000   Magna International, Inc. Class "A"                    1,440,900
                                                                  -----------
                                                                   16,452,160
-----------------------------------------------------------------------------
BANK -- 3.7%
    94,000   BB & T Corp.                                           3,632,160
    70,000   Bank of Hawaii Corp.                                   2,954,000
    48,000   BankNorth Group, Inc.                                  1,561,440
   126,505   Charter One Financial, Inc.                            4,370,748
     7,000   City National Corp.                                      434,840
    43,000   Compass Bancshares, Inc.                               1,690,330
    22,000   M&T Bank Corp.                                         2,162,600
    52,000   Regions Financial Corp.                                1,934,400
   180,000   SouthTrust Corp.                                       5,891,400
    78,000   Wells Fargo & Co.                                      4,593,420
                                                                  -----------
                                                                   29,225,338
-----------------------------------------------------------------------------
BANK-MIDWEST -- 0.6%
    16,000   First Tennessee National Corp.                           705,600
    76,000   TCF Financial Corp.                                    3,902,600
                                                                  -----------
                                                                    4,608,200
-----------------------------------------------------------------------------
BEVERAGE-ALCOHOLIC -- 0.8%
    60,000   Anheuser-Busch Companies, Inc.                         3,160,800
    94,000   Constellation Brands, Inc. Class "A"*                  3,095,420
                                                                  -----------
                                                                    6,256,220
-----------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.6%
    72,000   Amgen, Inc.*                                           4,449,600
     4,000   Martek Biosciences Corp.*                                259,880
                                                                  -----------
                                                                    4,709,480
-----------------------------------------------------------------------------
BUILDING MATERIALS -- 0.3%
    44,000   Jacobs Engineering Group, Inc.*                        2,112,440
-----------------------------------------------------------------------------
CHEMICAL-DIVERSIFIED -- 1.2%
   110,000   3M Company                                             9,353,300
-----------------------------------------------------------------------------
CHEMICAL-SPECIALTY -- 1.3%
   108,000   Ecolab, Inc.                                           2,955,960
   104,000   Praxair, Inc.                                          3,972,800
    53,000   Sigma-Aldrich Corp.                                    3,030,540
                                                                  -----------
                                                                    9,959,300
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
COMPUTER & PERIPHERALS -- 0.7%
    72,000   American Power Conversion Corp.                      $ 1,760,400
    39,000   SanDisk Corp.*                                         2,384,460
    23,000   Zebra Technologies Corp. Class "A"*                    1,526,510
                                                                  -----------
                                                                    5,671,370
-----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 2.1%
     5,000   Anteon International Corp.*                              180,250
    46,000   CACI International, Inc. Class "A"*                    2,236,520
    71,000   Cognos Inc.*                                           2,174,020
    67,500   Fair, Isaac & Co., Inc.                                3,318,300
    88,000   Fiserv, Inc.*                                          3,476,880
    23,000   Magma Design Automation, Inc.*                           536,820
    41,000   Mercury Interactive Corp.*                             1,994,240
    80,000   Symantec Corp.*                                        2,772,000
                                                                  -----------
                                                                   16,689,030
-----------------------------------------------------------------------------
DIVERSIFIED COMPANIES -- 2.2%
    60,000   American Standard Companies, Inc.*                     6,042,000
    36,800   Danaher Corp.                                          3,376,400
    26,000   Fortune Brands, Inc.                                   1,858,740
    83,000   ITT Industries, Inc.                                   6,159,430
                                                                  -----------
                                                                   17,436,570
-----------------------------------------------------------------------------
DRUG -- 3.2%
    32,000   Angiotech Pharmaceuticals, Inc.*                       1,472,000
   153,000   Forest Laboratories, Inc.*                             9,455,400
    50,000   Gilead Sciences, Inc.*                                 2,907,000
    12,000   Kos Pharmaceuticals, Inc.*                               516,480
    99,000   Mylan Laboratories, Inc.                               2,500,740
    40,000   Neurocrine Biosciences, Inc.*                          2,181,600
    56,000   Pharmaceutical Resources, Inc.*                        3,648,400
    47,000   Teva Pharmaceutical Industries Ltd. (ADR)              2,665,370
                                                                  -----------
                                                                   25,346,990
-----------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.1%
    82,000   Apollo Group, Inc. Class "A"*                          5,576,000
    86,000   Career Education Corp.*                                3,446,020
                                                                  -----------
                                                                    9,022,020
-----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
    60,000   FLIR Systems, Inc.*                                    2,190,000
    34,000   Rockwell Automation, Inc.                              1,210,400
                                                                  -----------
                                                                    3,400,400
-----------------------------------------------------------------------------
ELECTRIC UTILITY-CENTRAL -- 0.3%
    38,000   Entergy Corp.                                          2,170,940
-----------------------------------------------------------------------------
ELECTRIC UTILITY-EAST -- 0.4%
    25,000   Exelon Corp.                                           1,659,000
    52,000   Southern Co. (The)                                     1,573,000
                                                                  -----------
                                                                    3,232,000
-----------------------------------------------------------------------------
ELECTRONICS -- 0.6%
    60,000   Harman International Industries, Inc.                  4,438,800
-----------------------------------------------------------------------------
ENTERTAINMENT -- 0.3%
    79,000   Fox Entertainment Group, Inc. Class "A"*               2,302,850
-----------------------------------------------------------------------------
ENTERTAINMENT TECHNOLOGY -- 0.2%
    24,000   Avid Technology, Inc.*                                 1,152,000
    29,000   Take-Two Interactive Software, Inc.*                     835,490
                                                                  -----------
                                                                    1,987,490
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
ENVIRONMENTAL -- 0.5%
    36,000   Republic Services, Inc.                              $   922,680
    57,000   Stericycle, Inc.*                                      2,661,900
                                                                  -----------
                                                                    3,584,580
-----------------------------------------------------------------------------
FINANCIAL SERVICES-DIVERSIFIED -- 0.6%
    11,000   Brown & Brown, Inc.                                      358,710
     8,000   Friedman, Billings, Ramsey Group, Inc. Class "A"         184,640
    48,000   SLM Corp. 1,808,640
    63,000   Willis Group Holdings Ltd.                             2,146,410
                                                                  -----------
                                                                    4,498,400
-----------------------------------------------------------------------------
FOOD PROCESSING -- 1.1%
    43,000   Bunge Limited                                          1,415,560
    93,000   Dean Foods Co.*                                        3,056,910
    41,760   Smucker (J.M.) Co.                                     1,891,310
    37,000   Wrigley (Wm.) Jr. Co.                                  2,079,770
                                                                  -----------
                                                                    8,443,550
-----------------------------------------------------------------------------
FOOD WHOLESALERS -- 1.1%
    60,000   Performance Food Group Co.*                            2,170,200
   186,000   SYSCO Corp.                                            6,924,780
                                                                  -----------
                                                                    9,094,980
-----------------------------------------------------------------------------
FURNITURE/HOME FURNISHINGS -- 0.1%
    13,000   Mohawk Industries, Inc.*                                 917,020
-----------------------------------------------------------------------------
GROCERY -- 0.6%
    69,000   Whole Foods Market, Inc.                               4,631,970
-----------------------------------------------------------------------------
HOME APPLIANCE -- 0.3%
    52,000   Toro Company (The)                                     2,412,800
-----------------------------------------------------------------------------
HOTEL/GAMING -- 2.4%
   102,000   Alliance Gaming Corp.* 2,514,300
    84,000   GTECH Holdings Corp. 4,157,160
    27,000   Harrah's Entertainment, Inc. 1,343,790
   296,000   International Game Technology 10,567,200
                                                                  -----------
                                                                   18,582,450
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.9%
    42,000   Energizer Holdings, Inc.*                              1,577,520
    88,000   Procter & Gamble Co. (The)                             8,789,440
    61,000   Rent-A-Center, Inc.*                                   1,822,680
    23,000   Scotts Company (The) Class "A"*                        1,360,680
    47,000   Yankee Candle Company, Inc. (The)*                     1,284,510
                                                                  -----------
                                                                   14,834,830
-----------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.8%
    41,000   C.H. Robinson Worldwide, Inc.                          1,554,310
    47,000   Expeditors International of Washington, Inc.           1,770,020
    52,000   Iron Mountain, Inc.*                                   2,056,080
    44,000   Kroll Inc.*                                            1,144,000
                                                                  -----------
                                                                    6,524,410
-----------------------------------------------------------------------------
INFORMATION SERVICES -- 0.4%
    55,000   Alliance Data Systems Corp.*                           1,522,400
    36,000   Dun & Bradstreet Corporation (The)*                    1,825,560
                                                                  -----------
                                                                    3,347,960
-----------------------------------------------------------------------------
INSURANCE-LIFE -- 0.3%
    46,000   Torchmark Corp.                                        2,094,840
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
INSURANCE-PROPERTY & CASUALTY -- 2.5%
    63,000   Berkley (W.R.) Corp. $ 2,201,850
    73,000   Everest Re Group, Ltd. 6,175,800
    62,500   Fidelity National Financial, Inc. 2,423,750
    65,000   Progressive Corp. 5,433,350
    59,400   RenaissanceRe Holdings Ltd. 2,913,570
    20,000   Safeco Corp. 778,600
                                                                  -----------
                                                                   19,926,920
-----------------------------------------------------------------------------
INTERNET -- 0.4%
    64,000   Ameritrade Holding Corp.* 900,480
    40,000   eBay, Inc.* 2,583,600
                                                                  -----------
                                                                    3,484,080
-----------------------------------------------------------------------------
MACHINERY -- 0.2%
    20,000   Actuant Corp. Class "A"* 724,000
    21,000   Donaldson Co., Inc. 1,242,360
                                                                  -----------
                                                                    1,966,360
-----------------------------------------------------------------------------
MEDICAL SERVICES -- 3.1%
    21,000   Anthem, Inc.*                                          1,575,000
    67,000   Apria Healthcare Group, Inc.*                          1,907,490
    10,000   Coventry Health Care, Inc.*                              644,900
    34,171   DaVita Inc.*                                           1,332,669
    10,000   Health Net, Inc.*                                        327,000
   168,000   Lincare Holdings, Inc.*                                5,045,040
    52,000   Mid Atlantic Medical Services, Inc.*                   3,369,600
    38,000   Renal Care Group, Inc.*                                1,565,600
    90,000   Wellpoint Health Networks, Inc.*                       8,729,100
                                                                  -----------
                                                                   24,496,399
-----------------------------------------------------------------------------
MEDICAL SUPPLIES -- 5.4%
    19,000   Bard (C.R.), Inc.                                      1,543,750
    84,000   Biomet, Inc.                                           3,058,440
   112,000   Boston Scientific Corp.*                               4,117,120
    39,000   Cooper Companies, Inc.                                 1,838,070
    62,000   Edwards Lifesciences Corp.*                            1,864,960
    66,000   Fisher Scientific International, Inc.*                 2,730,420
    39,000   Henry Schein, Inc.*                                    2,635,620
    57,000   IDEXX Laboratories, Inc.*                              2,637,960
    30,000   Inamed Corp.*                                          1,441,800
    40,000   Patterson Dental Co.*                                  2,566,400
    66,000   St. Jude Medical, Inc.*                                4,049,100
    26,000   Stryker Corp.                                          2,210,260
   168,000   Varian Medical Systems, Inc.*                         11,608,800
                                                                  -----------
                                                                   42,302,700
-----------------------------------------------------------------------------
NATURAL GAS- DISTRIBUTION -- 0.3%
    11,000   Energen Corp.                                            451,330
    66,000   UGI Corp.                                              2,237,400
                                                                  -----------
                                                                    2,688,730
-----------------------------------------------------------------------------
NATURAL GAS- DIVERSIFIED -- 0.8%
    35,000   Equitable Resources, Inc.                              1,502,200
    43,750   Patina Oil & Gas Corp.                                 2,143,312
    89,333   XTO Energy, Inc.                                       2,528,124
                                                                  -----------
                                                                    6,173,636
-----------------------------------------------------------------------------
NEWSPAPER -- 0.7%
    27,000   Gannett Co., Inc.                                      2,407,320
    25,000   Scripps (E.W.) Co. Class "A"                           2,353,500
       700   Washington Post Co. (The) Class "B"                      553,980
                                                                  -----------
                                                                    5,314,800
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
   118,000   Staples, Inc.*                                       $ 3,221,400
-----------------------------------------------------------------------------
PACKAGING & CONTAINER -- 0.5%
    29,000   Ball Corp.                                             1,727,530
    17,000   Bemis Co., Inc.                                          850,000
    56,000   Jarden Corp.*                                          1,531,040
                                                                  -----------
                                                                    4,108,570
-----------------------------------------------------------------------------
PETROLEUM-INTEGRATED -- 0.2%
    26,000   Murphy Oil Corp.                                       1,698,060
-----------------------------------------------------------------------------
PETROLEUM-PRODUCING -- 0.6%
    25,000   Apache Corp.                                           2,027,500
    51,000   Pogo Producing Co.                                     2,463,300
                                                                  -----------
                                                                    4,490,800
-----------------------------------------------------------------------------
PHARMACY SERVICES -- 0.6%
     8,000   Accredo Health, Inc.*                                    252,880
    20,000   AdvancePCS*                                            1,053,200
    84,000   Caremark Rx, Inc.*                                     2,127,720
    18,000   Express Scripts, Inc. Class "A"*                       1,195,740
     2,000   Omnicare, Inc.                                            80,780
                                                                  -----------
                                                                    4,710,320
-----------------------------------------------------------------------------
PUBLISHING -- 0.2%
    35,000   Meredith Corp.                                         1,708,350
-----------------------------------------------------------------------------
R.E.I.T. -- 1.1%
    15,000   CBL & Associates Properties, Inc.                        847,500
       660   Cross Timbers Royalty Trust                               18,823
    24,000   Developers Diversified Realty Corp.                      805,680
     9,000   MI Developments Inc. Class "A"*                          251,280
    36,000   Macerich Company (The)                                 1,602,000
    54,000   ProLogis Trust                                         1,732,860
     4,000   Public Storage, Inc.                                     173,560
     3,000   Rouse Company (The)                                      141,000
    39,000   Simon Property Group, Inc.                             1,807,260
    34,000   Weingarten Realty Investors                            1,507,900
                                                                  -----------
                                                                    8,887,863
-----------------------------------------------------------------------------
RAILROAD -- 0.9%
   104,000   CP Holders, Inc.                                       6,134,960
    19,000   Canadian National Railway Co.                          1,202,320
                                                                  -----------
                                                                    7,337,280
-----------------------------------------------------------------------------
RECREATION -- 0.1%
    27,000   Marvel Enterprises, Inc.*                                785,970
-----------------------------------------------------------------------------
RESTAURANT -- 2.8%
    84,000   Applebee's International, Inc.                         3,298,680
   217,500   Brinker International, Inc.*                           7,212,300
    74,000   CBRL Group, Inc.                                       2,831,240
    80,000   McDonald's Corp.                                       1,986,400
    49,000   P.F. Chang's China Bistro, Inc.*                       2,493,120
    21,000   Sonic Corp.*                                             643,020
    70,000   Starbucks Corp.*                                       2,314,200
    39,000   Wendy's International, Inc.                            1,530,360
                                                                  -----------
                                                                   22,309,320
-----------------------------------------------------------------------------
RETAIL BUILDING SUPPLY -- 0.6%
    51,000   Fastenal Co.                                           2,546,940
    41,000   Lowe's Companies, Inc.                                 2,270,990
                                                                  -----------
                                                                    4,817,930
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
RETAIL-SPECIAL LINES -- 3.6%
     8,000   Aeropostale, Inc.*                                   $   219,360
    36,000   AutoZone, Inc.*                                        3,067,560
   204,000   Bed Bath & Beyond Inc.*                                8,843,400
   140,000   Coach, Inc.*                                           5,285,000
    70,000   PETsMART, Inc.                                         1,666,000
   108,000   Pier 1 Imports, Inc.                                   2,360,880
   172,000   Ross Stores, Inc.                                      4,545,960
   106,000   TJX Companies, Inc. (The)                              2,337,300
                                                                  -----------
                                                                   28,325,460
-----------------------------------------------------------------------------
RETAIL STORE -- 1.3%
    12,000   Dollar Tree Stores, Inc.*                                360,720
    67,000   Family Dollar Stores, Inc.                             2,403,960
   145,000   Wal-Mart Stores, Inc.                                  7,692,250
                                                                  -----------
                                                                   10,456,930
-----------------------------------------------------------------------------
SECURITIES BROKERAGE -- 0.4%
    20,000   Bear Stearns Companies, Inc. (The)                     1,599,000
    21,000   Legg Mason, Inc.                                       1,620,780
                                                                  -----------
                                                                    3,219,780
-----------------------------------------------------------------------------
SHOE -- 0.3%
    55,000   Reebok International Ltd.                              2,162,600
-----------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.1%
    18,000   Silicon Laboratories Inc.*                               777,960
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.3%
    89,000   Nextel Communications, Inc. Class "A"*                 2,497,340
-----------------------------------------------------------------------------
THRIFT -- 2.2%
    10,000   Flagstar Bancorp, Inc.                                   214,200
    60,000   Golden West Financial Corp.                            6,191,400
    45,000   GreenPoint Financial Corp.                             1,589,400
    85,333   New York Community Bancorp, Inc.                       3,246,921
   248,000   Sovereign Bancorp, Inc.                                5,890,000
                                                                  -----------
                                                                   17,131,921
-----------------------------------------------------------------------------
TOILETRIES/COSMETICS -- 0.4%
    41,000   Avon Products, Inc.                                    2,767,090
-----------------------------------------------------------------------------
TRUCKING/TRANSPORTATION LEASING -- 0.0%
     7,968   Yellow Roadway Corp.*                                    288,218
-----------------------------------------------------------------------------
             TOTAL COMMON STOCKS
               (COST $344,488,222)                                498,656,415
-----------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 2.2%
Principal
Amount                                                                  Value
-----------------------------------------------------------------------------
$2,000,000   U.S. Treasury Notes
               3.50%, due 11/15/06                                $ 2,067,266
 3,000,000   U.S. Treasury Notes
               4.00%, due 11/15/12                                  2,971,173
11,000,000   U.S. Treasury Bonds
               6.125%, due 11/15/27                                12,401,642
-----------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS
               (COST $16,578,104)                                  17,440,081
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.5%
Principal
Amount                                                                  Value
-----------------------------------------------------------------------------
$ 5,000,000    Federal Home Loan Bank
                 2.44%, due 2/27/06                               $ 5,008,835
  4,540,000    Federal Home Loan Bank
                 2.50%, due 2/27/06                                 4,548,685
  7,000,000    Private Export Funding Corp.
                 Series "J"
                 7.650%, due 5/15/06                                7,863,758
  6,000,000    Federal Home Loan Bank
                 2.300%, due 6/2/06                                 5,993,544
 10,000,000    Federal Home Loan Bank
                 2.00%, (until 12/29/04, 4% thereafter), due
                 12/29/06                                          10,049,290
  6,000,000    Federal Home Loan Mortgage Corp.
                 4.875%, due 3/15/07                                6,387,078
  8,000,000    Federal National Mortgage Association
                 5.250%, due 4/15/07                                8,610,944
 10,000,000    Federal Home Loan Bank
                 3.00% (until 12/18/05, quarterly floating rate
                 thereafter), due 12/18/07                          9,850,500
  5,000,000    Federal National Mortgage Association
                 3.250%, due 1/15/08                                5,013,325
 10,000,000    Federal National Mortgage Association Pool #380188
                 6.450%, due 4/1/08                                10,818,750
  2,000,000    Federal Home Loan Mortgage Corp.
                 5.875%, due 3/21/11                                2,167,844
  4,000,000    Federal Home Loan Mortgage Corp.
                 5.250%, due 11/5/12                                4,034,892
  2,000,000    Federal Home Loan Mortgage Corp.
                 4.500%, due 1/15/13                                1,989,898
-----------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (COST $79,770,078)                                82,337,343
-----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- (75.9%)
  (COST $440,836,404)                                             598,433,839
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 23.9%
Principal
Amount                                                                  Value
-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.7%
$20,000,000    U.S. Treasury Bills 0.99%, due
                 1/29/04                                         $ 19,984,600
 20,000,000    U.S. Treasury Bills 1.01%, due 2/12/04              19,976,433
 25,000,000    U.S. Treasury Bills 1.00%, due 2/19/04              24,965,972
 15,000,000    U.S. Treasury Bills 1.02%, due 2/26/04              14,976,200
 10,000,000    U.S. Treasury Bills 0.99%, due 3/11/04               9,980,750
 10,000,000    U.S. Treasury Bills 1.01%, due 3/11/04               9,980,346
 20,000,000    U.S. Treasury Bills 0.99%, due 3/18/04              19,957,439
  5,000,000    U.S. Treasury Bills 1.01%, due 3/25/04               4,988,208
 15,000,000    U.S. Treasury Bills 1.00%, due 6/10/04              14,932,858
-----------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (COST $139,742,806)                              139,742,806
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.2%
  (INCLUDING ACCRUED INTEREST)
 18,900,000    Collateralized by $17,004,000 U.S. Treasury Bonds
                 6.125%, due 11/15/27, with a value of
                 $19,293,000 (with UBS Warburg LLC, 0.84%, dated
                 12/31/03, due 1/2/04, delivery value
                 $18,900,882)                                      18,900,441
 30,000,000    Collateralized by $29,510,000 U.S. Treasury Notes
                 4.375%, due 8/15/12, with a value of $30,570,516
                 (with Morgan Stanley, 0.75%, dated 12/31/03, due
                 1/2/04, delivery value $30,001,250)               30,000,625
-----------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
                 (COST $48,901,066)                                48,901,066
-----------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $188,643,872)                              188,643,872
-----------------------------------------------------------------------------
CASH AND OTHER ASSETS LESS LIABILITIES -- 0.2%                      1,695,770
-----------------------------------------------------------------------------
NET ASSETS -- 100.00%                                            $788,773,481
-----------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($788,773,481 / 43,095,776 SHARES OUTSTANDING)                 $      18.30
-----------------------------------------------------------------------------

GLOSSARY:
    (ADR) American Depositary Receipts.
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

/ / Value Line Strategic Asset Management Trust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003
------------------------------------------------------------
ASSETS:
  Investment securities, at value (cost
    $440,836,404)                               $598,433,839
  Short-term investments (cost $188,643,872)     188,643,872
  Cash                                                43,196
  Receivable for securities sold                   2,212,707
  Interest and dividends receivable                1,085,764
  Prepaid insurance expense                           18,837
  Receivable for trust shares sold                     4,814
                                                ------------
    TOTAL ASSETS                                 790,443,029
                                                ------------
LIABILITIES:
  Payable for securities purchased                   664,282
  Payable for trust shares repurchased               378,436
  Accrued expenses:
    Advisory fee                                     333,617
    Service and distribution plan fees               266,893
    Other                                             26,320
                                                ------------
    TOTAL LIABILITIES                              1,669,548
                                                ------------
    NET ASSETS                                  $788,773,481
                                                ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par
    value (authorized unlimited, outstanding
    43,095,776 shares)                          $    430,958
  Additional paid-in capital                     725,421,307
  Undistributed net investment income              2,609,303
  Accumulated net realized loss on investments   (97,285,522)
  Net unrealized appreciation of investments     157,597,435
                                                ------------
    NET ASSETS                                  $788,773,481
                                                ============
    NET ASSET VALUE PER OUTSTANDING SHARE
      ($788,773,481 / 43,095,776 shares of
      beneficial interest outstanding)          $      18.30
                                                ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2003
------------------------------------------------------------
INVESTMENT INCOME:
  Interest and other                            $  5,200,493
  Dividends (Net of foreign withholding tax of
    $19,386)                                       4,792,250
                                                ------------
  Total Income                                     9,992,743
                                                ------------

  EXPENSES:
    Investment advisory fee                        3,816,309
    Service and distribution plan fees             3,053,048
    GIAC administrative service fee                  199,088
    Custodian fees                                   100
    Insurance and dues                                83,201
    Auditing and legal fees                           64,544
    Trustees' fees and expenses                       20,111
    Other                                             17,116
                                                ------------
      Total Expenses Before Custody Credits        7,353,474
    Less: Custody Credits                             (1,414)
                                                ------------
      Net Expenses                                 7,352,060
                                                ------------
  NET INVESTMENT INCOME                            2,640,683

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain                               24,291,823
  Net change in unrealized appreciation           88,625,417
                                                ------------
NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS                    112,917,240
                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $115,557,923
                                                ============


--------------------------------------------------------------------------------
See notes to financial statements.

/ / Value Line Strategic Asset Management Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED DECEMBER 31,
                                                                -------------------------------
                                                                    2003             2002
                                                                -------------    --------------
OPERATIONS:
  Net investment income                                           $ 2,640,683      $  5,561,785
  Net realized gain (loss) on investments                          24,291,823       (45,758,726)
  Change in net unrealized appreciation (depreciation)             88,625,417       (90,891,846)
                                                                -------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         115,557,923      (131,088,787)
                                                                -------------    --------------
DISTRIBUTIONS TO SHAREHOLDER:
  Net investment income                                            (5,609,063)      (11,971,103)
                                                                -------------    --------------
TRUST SHARE TRANSACTIONS:
  Proceeds from sale of shares                                     23,883,497        23,132,331
  Proceeds from reinvestment of dividends and distributions
    to shareholder                                                  5,609,063        11,971,103
  Cost of shares repurchased                                     (138,769,985)     (217,509,643)
                                                                -------------    --------------
    NET DECREASE FROM TRUST SHARE TRANSACTIONS                   (109,277,425)     (182,406,209)
                                                                -------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               671,435      (325,466,099)

NET ASSETS:
Beginning of year                                                 788,102,046     1,113,568,145
                                                                -------------    --------------
End of year                                                     $ 788,773,481    $  788,102,046
                                                                =============    ==============

UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR             $   2,609,303    $    5,562,878
                                                                =============    ==============

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ / Value Line Strategic Asset Management Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

1 -- SIGNIFICANT ACCOUNTING POLICIES

     Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A)  Security Valuation

     Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

     The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.

     Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B)  Repurchase Agreements

     In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

     It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E)  Investments

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Representations and Indemnifications

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2 -- TRUST SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS

     Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                                   YEAR ENDED     YEAR ENDED
                                                  DECEMBER 31,   DECEMBER 31,
                                                      2003           2002
                                                  ------------   ------------
Shares sold                                         1,398,499       1,338,373
Shares issued in reinvestment
  of dividends and
  distributions                                       330,139         817,140
                                                  -----------    ------------
                                                    1,728,638       2,155,513
Shares repurchased                                 (8,450,845)    (12,986,885)
                                                  -----------    ------------
Net decrease                                       (6,722,207)    (10,831,372)
                                                  ===========    ============
Dividends per share from net
  investment income                               $      .125    $      0.222
                                                  ===========    ============

3 -- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                     YEAR ENDED
                                                    DECEMBER 31,
                                                        2003
                                                    ------------
PURCHASES:
  U.S. Treasury and U.S.
    Government Agency
    Obligations                                     $ 59,474,747
  Other Investment
    Securities                                       127,795,706
                                                    ------------
                                                    $187,270,453
                                                    ============
SALES:
  U.S. Treasury and U.S.
    Government Agency
    Obligations                                     $ 39,811,235
  Other Investment
    Securities                                       383,932,508
                                                    ------------
                                                    $423,743,743
                                                    ============

4 -- INCOME TAXES

     At December 31, 2003, information on the tax components of capital is as follows:

Cost of investments for tax purposes                $629,560,880
                                                    ============
Gross tax unrealized appreciation                   $158,922,661
Gross tax unrealized depreciation                     (1,405,830)
                                                    ------------
Net tax unrealized appreciation on
  Investments                                       $157,516,831
                                                    ============
Undistributed ordinary income                       $  2,609,303
                                                    ============
Capital loss carryforward,
  expires December 31, 2009                         $ 39,847,435
  expires December 31, 2010                           57,357,483
                                                    ------------
Total loss carryforward                             $ 97,204,918
                                                    ============

The tax composition of dividends for the years ended December 31, 2003 and 2002 were as follows:

                                        2003             2002
                                     ----------      -----------
Ordinary Income                      $5,609,063      $11,971,103
                                     ==========      ===========

     Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

5 -- INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
     AFFILIATES

     An advisory fee of $3,816,309 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the year ended December 31, 2003. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

     The Trust has a service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.40% of the Trust's average daily net assets. For the year ended December 31, 2003, fees amounting to $3,053,048 were paid or payable to the Distributor under this plan.

     For the year ended December 31, 2003, the Trust's expenses were reduced by $1,414 under a custody credit arrangement with the Custodian.

     Certain officers and directors of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer) are also officers and trustees of the Trust. For the year ended December 31, 2003, the Trust paid brokerage commissions totaling $333,692 to the Distributor which clears its transactions through unaffiliated brokers.

     The Trust had an agreement with GIAC that ended on April 30, 2003, to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement was limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. For the four month period ended April 30, 2003, the Trust paid $199,088 in connection with such services rendered by GIAC.

/ / Value Line Strategic Asset Management Trust

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                               YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------
                                                  2003       2002        2001         2000         1999
                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $  15.82   $  18.36   $    23.62   $    29.39   $    25.22
                                                --------   --------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................        .07        .13          .24          .68          .59
  Net gains (losses) on securities (both
    realized and unrealized).................       2.53      (2.45)       (3.25)         .17         5.34
                                                --------   --------   ----------   ----------   ----------
  Total from investment operations...........       2.60      (2.32)       (3.01)         .85         5.93
                                                --------   --------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
  Dividends from net investment income.......       (.12)     (0.22)        (.69)       (0.62)       (0.29)
  Distributions from net realized gains......         --         --        (1.56)       (6.00)       (1.47)
                                                --------   --------   ----------   ----------   ----------
  Total distributions........................       (.12)     (0.22)       (2.25)       (6.62)       (1.76)
                                                --------   --------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR.................   $  18.30   $  15.82   $    18.36   $    23.62   $    29.39
                                                --------   --------   ----------   ----------   ----------
TOTAL RETURN**...............................      16.53%    (12.53)%     (12.92)%       1.95%       24.32%
                                                --------   --------   ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).....   $788,773   $788,102   $1,113,568   $1,489,962   $1,611,881
  Ratio of expenses to average net
    assets(1)................................        .96%       .73%         .56%         .57%         .58%
  Ratio of net investment income to average
    net assets...............................        .35%       .59%         .96%        2.54%        2.13%
  Portfolio turnover rate....................         30%        35%          69%          88%          70%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

Report of Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 10, 2004

/ / Value Line Strategic Asset Management Trust

MANAGEMENT INFORMATION

     The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Trustee serves until his or her successor is elected and qualified.

------------------------------------------------------------------------------------------------------------------------
                                           LENGTH OF
                                             TIME              PRINCIPAL OCCUPATION                 OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION        SERVED            DURING THE PAST 5 YEARS                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

Jean Bernhard Buttner       Chairman of    Since 1983   Chairman, President and Chief               Value Line, Inc.
Age 69                      the Board of                Executive Officer of Value Line, Inc.
                            Trustees and                (the "Adviser") and Value Line
                            President                   Publishing, Inc. Chairman and
                                                        President of each of the 14 Value Line
                                                        Funds and Value Line Securities Inc.
                                                        (the "Distributor")

Marion N. Ruth              Trustee        Since 2000   Real Estate Executive: President, Ruth      Value Line, Inc.
5 Outrider Road                                         Realty (real estate broker); Director
Rolling Hills, CA 90274                                 of the Adviser since 2000.
Age 68

NON-INTERESTED TRUSTEES

John W. Chandler            Trustee        Since 1991   Consultant, Academic Search                         None
1611 Cold Spring Rd.                                    Consultation Service, Inc. Trustee
Williamstown, MA 01267                                  Emeritus and Chairman (1993-1994) of
Age 80                                                  the Board of Trustees of Duke
                                                        University; President Emeritus,
                                                        Williams College.

Frances T. Newton           Trustee        Since 2000   Customer Support Analyst, Duke Power                None
4921 Buckingham Drive                                   Company.
Charlotte, NC 28209
Age 62

Francis Oakley              Trustee        Since 2000   Professor of History, Williams              Berkshire Life
54 Scott Hill Road                                      College, 1961 to present. President         Insurance Company
Williamstown, MA 01267                                  Emeritus since 1994 and President,          of America.
Age 72                                                  1985-1994; Chairman (1993-1997) and
                                                        Interim President (2002) of the
                                                        American Council of Learned Societies.

David H. Porter             Trustee        Since 1997   Visiting Professor of Classics,                     None
5 Birch Run Drive                                       Williams College, since 1999;
Saratoga Springs, NY 12866                              President Emeritus, Skidmore College
Age 68                                                  since 1999 and President, 1987-1998.

Paul Craig Roberts          Trustee        Since 1983   Chairman, Institute for Political           A. Schulman Inc.
169 Pompano St.                                         Economy.                                    (plastics)
Panama City Beach, FL 32413
Age 64

Nancy-Beth Sheerr           Trustee        Since 1996   Senior Financial Advisor, Hawthorne,                None
1409 Beaumont Drive                                     since 2001; Chairman, Radcliffe
Gladwyne, PA 19035                                      College Board of Trustees. 1990-1999.
Age 54

------------------------------------------------------------------------------------------------------------------------
                                           LENGTH OF
                                             TIME              PRINCIPAL OCCUPATION                 OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION        SERVED            DURING THE PAST 5 YEARS                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
OFFICERS

Stephen E. Grant            Vice           Since 1991   Portfolio Manager with the Adviser.                  --
Age 50                      President

Jeffrey Geffen              Vice           Since 2001   Portfolio Manager with the Adviser                   --
Age 54                      President                   since 2001; Vice President
                                                        Investments, Morgan Stanley Dean
                                                        Witter Advisors, 1989.

Nancy L. Bendig             Vice           Since 2003   Portfolio Manager with the Adviser                   --
Age 48                      President                   since 2003 and from 1993 to 1999;
                                                        Portfolio Manager-First Vice
                                                        President, Avatar Associates
                                                        (investment management), 1999-2003.

David T. Henigson           Vice           Since 1994   Director, Vice President and                         --
Age 46                      President,                  Compliance Officer of the Adviser.
                            Secretary and               Director and Vice President of the
                            Treasurer                   Distributor. Vice President, Secretary
                                                        and Treasurer of each of the 14 Value
                                                        Line Funds.

---------------
* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.